Borrowings (Details 4) - 12 months ended Jun. 30, 2025 $ in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	CLP ($)
Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	apr-24
Amount in original currency		$ 10,200
Principal payment	At expiration
Interest payment	Semi-annually and last one quarterly
Class	Series XLV
Maturity date	Aug. 22, 2026
Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	jan-24
Amount in original currency		39,770
Interest rate	6.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Jan. 17, 2027
Class	Series XLIV
Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	nov-24
Amount in original currency	$ 64,420
Interest rate	7.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Nov. 15, 2028
Class	Series XLVII
Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	jul-24
Amount in original currency		28,550
Interest rate	1.50
Principal payment	At expiration
Interest payment	Semi-annually
Class	Series XLVI
Maturity date	Jul. 18, 2027
IRSAs [Member]
Statement [Line Items]
Issuance / expansion date	feb-24
Maturity date	Feb. 28, 2027
Amount in original currency		21,410
Interest rate	7.00
Principal payment	At expiration
Interest payment	Semi-annually
Class	Series XVIII
IRSA 2 [Member]
Statement [Line Items]
Issuance / expansion date	jun-24
Amount in original currency		23,020
Interest rate	6.00
Principal payment	At expiration
Interest payment	Semi-annually
Class	Series XX
Maturity date	Jun. 10, 2026
IRSA 1 [Member]
Statement [Line Items]
Issuance / expansion date	feb-24
Maturity date	Feb. 28, 2025
Amount in original currency	$ 26,203,850
Interest rate	Badlar + 0.99
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XIX
IRSA 3 [Member]
Statement [Line Items]
Issuance / expansion date	jun-24
Amount in original currency	$ 17,012,710
Interest rate	Badlar + 4.50
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XXI
Maturity date	Jun. 10, 2025
IRSA 4 [Member]
Statement [Line Items]
Issuance / expansion date	oct-24
Amount in original currency			$ 15,800
Interest rate	5.75
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Oct. 23, 2027
Class	Series XXII
IRSA 6 [Member]
Statement [Line Items]
Issuance / expansion date	mar-25
Amount in original currency		300,450
Interest rate	8.00
Principal payment	33% march-33 - 33% march-34 y 34% march-35
Interest payment	Semi-annually
Maturity date	Mar. 31, 2035
Class	Series XXIV
IRSA 5 [Member] | Class 5 [Member]
Statement [Line Items]
Issuance / expansion date	oct-24
Amount in original currency		$ 51,470
Interest rate	7.25
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Oct. 23, 2029
Class	Series XXIII
CRESUD [Member]
Statement [Line Items]
Issuance / expansion date	jan-24
Amount in original currency	$ 19,886,020
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XLIII
Maturity date	Jan. 17, 2025